Gain (loss) on disposal of property, plant and equipment and intangible assets	12 Months Ended
Dec. 31, 2023
Gain (loss) on disposal of property, plant and equipment and intangible assets
Gain (loss) on disposal of property, plant and equipment and intangible assets
22 Gain (loss) on disposal of property, plant and equipment and intangible assets

The gain or loss is determined as the difference between the selling price and residual book value of the investment, property, plant and equipment, and intangible asset. The accumulated result until December 31, 2023 was a gain of R$ 121,935 (gain of R$ 169,289 in 2022 and gain of R$ 184,189 in 2021).